Average Annual Total Returns{- Fidelity International Value Fund} - 10.31 Fidelity International Value Fund Retail PRO-06 - Fidelity International Value Fund	Fidelity International Value Fund Return Before Taxes Past 1 year	Fidelity International Value Fund Return Before Taxes Past 5 years	Fidelity International Value Fund Return Before Taxes Past 10 years	Fidelity International Value Fund After Taxes on Distributions Past 1 year	Fidelity International Value Fund After Taxes on Distributions Past 5 years	Fidelity International Value Fund After Taxes on Distributions Past 10 years	Fidelity International Value Fund After Taxes on Distributions and Sales Past 1 year	Fidelity International Value Fund After Taxes on Distributions and Sales Past 5 years	Fidelity International Value Fund After Taxes on Distributions and Sales Past 10 years	MS158 Past 1 year	MS158 Past 5 years	MS158 Past 10 years
Total	18.89%	3.26%	3.39%	18.06%	2.76%	2.83%	12.02%	2.58%	2.71%	16.40%	3.79%	4.18%